Restructuring and Other - Summary of Changes in the Restructuring and Other Severance Liability (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024		Mar. 31, 2023	[1]	Mar. 31, 2022	[1]
Severance Liability					$ 19.3
Impact of accelerated vesting on equity awards			$ 4.7	$ 7.3	7.7	[1]	$ 4.2		$ 0.0
Accounts Payable and Accrued Liabilities | Employee Severance
Remaining severance liability, expected to be paid in next 12 months	$ 23.2		23.2
LIONS GATE ENTERTAINMENT CORP [Member]
Impact of accelerated vesting on equity awards	0.0	$ 6.8	4.9	8.4
LIONS GATE ENTERTAINMENT CORP [Member] | Employee Severance
Impact of accelerated vesting on equity awards			4.9	$ 8.4
LIONS GATE ENTERTAINMENT CORP [Member] | Other Current Liabilities | Employee Severance
Remaining severance liability, expected to be paid in next 12 months					$ 23.6
LIONS GATE ENTERTAINMENT CORP [Member] | Accounts Payable and Accrued Liabilities | Employee Severance
Remaining severance liability, expected to be paid in next 12 months	$ 24.8		$ 24.8

[1]	Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.